Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information about defined benefit plans [abstract]
Defined benefit obligation, beginning balance	€ 922	€ 1	€ 1
Current service cost	154	181	0
Interest cost on benefit obligation	5	11	0
Actuarial losses / (gains) on obligation	0	(255)	0
Past service costs	(216)	(196)	0
Service paid to employees	0	0	0
Defined benefit obligation, ending balance	€ 864	€ 922	€ 1